Stock Compensation Expense and Warrants (Tables) - FaZe Clan Inc. [Member]	12 Months Ended
Dec. 31, 2021
Stock Compensation Expense and Warrants (Tables) [Line Items]
Schedule of equity incentive plan
	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
Amended 2019 Equity Incentive Plan	10,500,000	9,178,745	1,321,255

Schedule of stock option activity and related information
	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value of In-the-Money Options (In thousands)
Options outstanding as of December 31, 2020	5,340,000	$5.00	18.8	$—
Options granted	6,147,702	0.85
Options exercised	(42,184)	0.85
Options forfeited	(387,421)	0.85
Options cancelled	(2,420,000)	4.97
Options expired	(61,999)	0.85
Options outstanding as of December 31, 2021	8,576,098	$1.23	10.83	$138,479
Options vested and exercisable as of December 31, 2021	5,187,624	$1.45	11.61	$82,470

Schedule of fair value of options weighted-average granted
December 31, 2021
Stock price	$0.72
Expected term	2.0 – 6.0 Years
Volatility	30.0% – 34.0%
Risk-free interest rate	0.21% – 0.84%
Dividend yield	0.0%
December 31, 2020
Stock price	$0.53
Expected term	4 Years
Volatility	228.6%
Risk-free interest rate	1.9%
Dividend yield	0.0%

Schedule of restricted stock awards activity and related information
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested restricted stock awards as of December 31, 2020	—	$—
Granted	625,114	13.22
Vested	22,467	13.68
Forfeited	—	—
Nonvested restricted stock awards as of December 31, 2021	602,647	$13.20

Schedule of warrant activity
Common Warrants
Warrants outstanding as of January 1, 2020	618,631
Warrants granted and vested	36,202
Warrants outstanding as of December 31, 2020	654,833
Warrants granted and vested	—
Warrants outstanding as of December 31, 2021	654,833

Schedule of weighted-average exercise price and weighted-average grant date
	For the Year Ended December 31, 2020
	Weighted-Average Exercise Price	Weighted-Average Fair Value
Common Stock Warrants – Non-employees	$0.01	$0.53

Schedule of stock-based compensation expense
	(in thousands) For the Years Ended

	December 31, 2021	December 31, 2020
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock options	$695	$—
Restricted stock awards	942	—
Common stock warrants – Non-employee	—	20
Total stock – based compensation expense	$1,637	$20
Tax benefit related to stock based compensation expense	$—	$—
Tax benefit realized from stock options exercised	$—	$—